As filed with the Securities and Exchange Commission on February 27, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21964

Rochdale Core Alternative Strategies Fund TEI LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

Rochdale Core Alternative Strategies Fund TEI LLC (the "TEI Fund") invests substantially all of its investable assets in the Offshore Fund, a Cayman
Islands limited duration company with the same investment objective as the TEI Fund. The Offshore Fund in turn invests substantially all of its investable assets in Rochdale Core Alternative Strategies Master Fund LLC (the “Master Fund”), a registered investment company with the same investment objective as the Offshore Fund and the TEI Fund. The Offshore Fund serves solely as an intermediate entity through which the TEI Fund invests in the Master Fund. The Offshore Fund makes no independent investment decisions and has no investment or other discretion over the investable assets.

As of December 31, 2012, the TEI Fund owned 65.42% of the Master Fund.  The schedule of investments of the Master Fund is as follows:

SCHEDULE OF INVESTMENTS, December 31, 2012 (Unaudited)
				Redemptions
	Percentage of				Notice Period
Long-Term Investment Funds1:	Members' Capital	Cost	Fair Value	Frequency	# of Days

Equity Long / Short Strategy:
Absolute Partners Fund LLC	3.26%	$1,750,000	$1,783,993	Monthly	90
Blackthorn Partners, LP	4.15	1,620,085	2,268,265	Monthly	45
Clovis Capital Partners Institutional, LP	3.70	2,064,783	2,022,501	Quarterly	45
Criterion Institutional Partners, LP	4.68	2,250,000	2,558,322	Monthly	45
LAE Fund L.P.	2.85	1,500,000	1,557,937	Monthly	30
Newbrook Capital Partners, L.P.	5.39	2,500,000	2,947,825	Quarterly	45
Sandler Associates	5.57	2,500,000	3,041,598	Quarterly	30
Seligman Health Spectrum Plus Fund LLC	4.50	1,750,000	2,460,616	Monthly	30
Standard Global Equity Partners SA, LP	4.51	2,500,000	2,465,450	Quarterly	45
Standard Pacific Pan-Asia Fund, L.P.	2.26	1,250,000	1,236,209	Quarterly	45
	40.87	19,684,868	22,342,716
Event / Multi-Strategy:
Bennelong Asia Pacific Multi Strategy Equity Fund, LP - Class S 2	0.18	165,549	98,298	**	**
Brencourt SP Fund, LP 2	0.20	107,621	108,181	**	**
Brigade Leveraged Capital Structures Fund LP	4.03	1,626,511	2,201,135	Quarterly	60
Canyon Value Realization Fund, LP - Series L	4.71	2,000,000	2,576,239	Annually	100
GoldenTree Partners LP	5.13	1,869,177	2,806,146	Quarterly	90
GoldenTree Partners LP 2	0.67	283,577	367,199	**	**
HBK Fund II L.P.	6.80	3,000,000	3,719,929	Quarterly	90
Keswick Onshore Trust 3	0.03	23,513	14,424	**	**
King Street Capital LP 2	0.04	11,511	21,934	**	**
Luxor Capital Partners, L.P.	4.67	2,500,000	2,550,638	Quarterly	90
OZ Asia Domestic Partners, LP	4.58	2,250,000	2,506,412	Annually	45
Polygon Recovery Fund, LP	0.36	403,587	196,811	*	*
Stark Select Asset Fund LLC 4	0.19	102,941	102,345	**	**
	31.59	14,343,987	17,269,691
Global Macro Strategy:
Alphadyne Global Rates Partners II, LP	2.87	1,500,000	1,568,233	Monthly	60
CamCap Resources, LP 2	0.03	17,257	15,301	**	**
Caxton Global Investments (USA) LLC 2	0.07	27,075	38,590	**	**
MKP Opportunity Partners, LP	3.73	1,750,000	2,041,259	Monthly	60
	6.70	3,294,332	3,663,383

Total Long-Term Investment Funds:	79.16	37,323,187	43,275,790

Short-Term Investment:
Money Market Fund:
First American Government Obligations Fund, 0.02% 5	20.86	11,401,037	11,401,037

Total Investments	100.02%	$48,724,224	$54,676,827

1 All investments are non-income producing.
2 Remaining value represents side pocket interests.
3 Special purpose vehicle received from Castlerigg Partners effective November 1, 2012. This vehicle has the same positions previously held by Castlerigg Partners.
4 This Fund is a side pocket of Stark Investments Limited Partnership.
5 7-Day Yield.

* Redemption restrictions exist for Hedge Funds whereby the Hedge Fund Managers may suspend redemption either in their sole discretion or other factors.  Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions.  Redemptions are currently suspended for the Polygon
Recovery Fund, LP, a portfolio primarily comprised of an exchange listed but thinly traded security and several private equity holdings.

** Special Investments have been established for Bennelong Asia Pacific Multi Strategy Equity Fund, LP - Class S, Brencourt Multi Strategy, LP, GoldenTree Partners LP,
Keswick Onshore Trust, King Street Capital LP, Stark Select Asset Fund LLC, CamCap Resources, LP and Caxton Global Investments (USA) LLC.  These investments are long-term and illiquid.

The investments in Hedge Funds shown above, representing 79.16% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

Rochdale Core Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, December 31, 2012 (Unaudited), Continued

Equity Long / Short Strategy.  Equity investing involves the purchase and / or sale of listed or unlisted equity and equity-related financial instruments usually based on fundamental research and analysis.  Hedge Fund Managers may invest opportunistically in several sectors or they may be sector specialists.  These Hedge Fund
Managers may be globally or regionally focused.  Hedge Fund Managers may also have a style bias, such as growth or value.  The average holding period of Hedge
Fund Managers may vary as well between long-term or short-term trading.  Some Hedge Fund Managers may also take a top-down thematic approach while others utilize a bottoms-up approach pursuant to which individual securities are selected.

Event / Multi-Strategy.  Multi-strategy investing is an investment strategy that focuses on the securities of companies undergoing some material structural changes.
These changes can come in the form of mergers, acquisitions, spin offs, Dutch tender offers, share buybacks and other reorganizations.  This strategy also seeks to exploit relative value inefficiencies across the capital structure or among closely related markets, generally without assuming an unhedged exposure to any particular market or financial instrument.

Global Macro Strategy.  Macro strategies take long, short and relative value positions in financial instruments based on a top-down fundamental and technical analysis of capital market conditions.  Hedge Fund Managers begin evaluating opportunities based on economic and/or technical factors, working their way down to regional, country and industry specific analysis.  The Hedge Fund Managers make judgments about the expected future price direction of asset classes and express that opinion by taking long or short positions in a variety of instruments.  Investments are usually made in a wide variety of global futures, cash instruments and other financial instruments, including stocks, bonds, currencies, derivatives and commodities.

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent annual financial statements.

Rochdale Core Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, December 31, 2012 (Unaudited), Continued

Summary of Fair Value Exposure

The Master Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Investments are carried at fair value.  The fair value of alternative investments has been estimated using the Net Asset Value (“NAV”) as reported by the management of the respective alternative investment fund.  Financial Accounting Standards Board (FASB) guidance provides for the use of NAV as a “Practical Expedient” for estimating fair value of alternative investments.  NAV reported by each alternative investment fund is used as a practical expedient to estimate the fair value of the
Master Fund’s interest therein and their classification within Level 2 or 3 is based on the Master Fund’s ability to redeem its interest in the near term and liquidate the underlying portfolios.

Rochdale Investment Management, LLC (the “Manager”, "Adviser" or “Rochdale”) is the investment adviser to the Master Fund. The Manager delegates sub-investment advisory responsibilities to PineBridge Investments (the “Sub-Adviser”) with respect to the Master Fund.

The Master Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds (“Hedge Funds" or "Investment Funds”), that pursue a variety of “absolute return” investment strategies. “Absolute return” refers to a broad class of investment strategies that attempt to consistently generate positive returns regardless of market conditions.

Investments in Investment Funds are stated and recorded at fair value as determined in good faith by the Sub-Adviser in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  The Master Fund uses the NAV as reported by the Hedge Fund Managers, as a practical expedient, to determine the fair value of all the investments in Investment Funds which (a) do not have a readily determinable fair value and (b) either have the attributes of an investment company or prepare their financial statements consistent with the measurement principles of an investment company.  Such values generally represent the Master Fund's proportionate share of the net assets of the Investment Funds as reported by the Hedge Fund Managers.  Accordingly, the value of the investments in Investment Funds are generally increased by additional contributions to the Investment Funds and the Master Fund's share of net earnings from the Investment Funds, and decreased by distributions from the
Investment Funds and the Master Fund's share of net losses from the Investment Funds.

The Sub-Adviser reviews the details of the reported information obtained from the Hedge Fund Managers and considers: (i) the measurement date of the NAV provided,
(ii) the basis of accounting and, (iii) in instances where the basis of accounting is other than fair value, fair valuation information provided by the Hedge Fund Managers.  The
Sub-Adviser may make adjustments to the NAV of various Investment Funds to obtain the best estimate of fair value, which is consistent with the measurement principles of an investment company.

Various inputs are used in determining the value of the Master Fund's investments.  These inputs are summarized in the three broad levels listed below:
  Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access.
  Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
  Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following alternative and temporary investments were measured at fair value as of December 31, 2012 using the practical expedient:

	Level 1	Level 2	Level 3	Total
Hedge Funds
Equity Long / Short Strategy	$-	$20,558,723	$1,783,993	$22,342,716
Event / Multi-Strategy	-	-	17,269,691	17,269,691
Global Macro Strategy	-	-	3,663,383	3,663,383

Total Investments in Hedge Funds	-	20,558,723	22,717,067	43,275,790

Short-Term Investment
Money Market Fund	11,401,037	-	-	11,401,037

Total Investments	$11,401,037	$20,558,723	$22,717,067	$54,676,827

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

The following is a reconciliation of the beginning and ending balances for Level 3 investments during the period ended December 31, 2012:

Alternative Investments
Balance, March 31, 2012	$22,700,379
Total Realized Gains/(Losses)	(283,873)
Change in Unrealized Gains/Losses	958,615
Purchases	2,000,000
Sales	(2,658,054)
Balance, December 31, 2012	$22,717,067

Net unrealized gains relating to Level 3 alternative investments still held at December 31, 2012 are $3,328,748.

The Master Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Core Alternative Strategies Fund TEI LLC

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date        2/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date        2/27/2013

By (Signature and Title)    /s/ William O’Donnell
                                                William O’Donnell, Treasurer

Date        2/26/2013